Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Other Intangible Assets
Schedule of carrying amount of goodwill

(in millions)	CARFAX	B2B	Total
Balance as of December 31, 2023	$5,912	$2,933	$8,845
Balance as of December 31, 2024	$5,912	$2,933	$8,845
Balance as of December 31, 2025	$5,912	$2,933	$8,845

Schedule of other intangible assets

	Databases and	Customer	Trade
(in millions)	software	relationships	names	Total
Cost
Balance as of December 31, 2023	$1,077	$2,753	$1,087	$4,917
Balance as of December 31, 2024	1,077	2,753	1,087	4,917
Balance as of December 31, 2025	$1,077	$2,753	$1,087	$4,917
Accumulated amortization
Balance as of December 31, 2023	$181	$199	$156	$536
Current year amortization	99	111	86	296
Balance as of December 31, 2024	280	310	242	832
Current year amortization	99	111	86	296
Balance as of December 31, 2025	$379	$421	$328	$1,128
Net definite-lived intangibles:
December 31, 2024	$797	$2,443	$845	$4,085
December 31, 2025	$698	$2,332	$759	$3,789

Schedule of expected amortization expense for intangible assets

(in millions)	2026	2027	2028	2029	2030
Amortization expense	$296	$296	$296	$296	$293